SEGMENT INFORMATION (Schedule of Operating Income By Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 95,794	$ 85,607	$ 80,726
Cost of revenues	76,757	71,942	64,522
Gross profit	19,037	13,665	16,204
Research and development	1,140	890	1,070
Selling and marketing	3,876	2,903	3,203
General and administrative	10,023	8,469	8,123
Other expenses (income)	(138)	631	(11)
Gain on bargain purchase		(4,833)
Operating income	4,136	5,605	3,819
Oem Of Heat Transfer Solutions And Aviation Accessories [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	28,255	27,351	28,185
Cost of revenues	24,028	23,887	23,249
Gross profit	4,227	3,464	4,936
Research and development	758	619	841
Selling and marketing	1,544	1,270	1,538
General and administrative	2,539	1,880	2,717
Other expenses (income)			(11)
Operating income	(614)	(305)	(149)
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	32,429	31,001	30,350
Cost of revenues	23,440	22,541	23,101
Gross profit	8,989	8,460	7,249
Research and development	210	264	229
Selling and marketing	1,105	961	1,058
General and administrative	2,915	3,000	2,417
Other expenses (income)
Operating income	4,759	4,235	3,545
MRO Services for Aviation Components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	31,630	29,665	27,734
Cost of revenues	27,423	28,474	23,502
Gross profit	4,207	1,191	4,232
Research and development	29
Selling and marketing	792	608	607
General and administrative	3,473	3,303	2,989
Other expenses (income)
Operating income	(87)	(2,720)	636
Overhaul and Coating of Jet Engine Components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	9,209	1,905
Cost of revenues	7,610	1,485
Gross profit	1,599	420
Research and development	143	7
Selling and marketing	435	64
General and administrative	1,096	286
Operating income	(75)	63
Other Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Other expenses (income)	(138)	631
Gain on bargain purchase		(4,833)
Operating income	138	(4,202)
Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	95,794	85,607	80,726
Sale of Products and Services [Member] | Oem Of Heat Transfer Solutions And Aviation Accessories [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	23,515	23,511	22,871
Sale of Products and Services [Member] | MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	31,440	30,526	30,121
Sale of Products and Services [Member] | MRO Services for Aviation Components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	31,630	29,665	27,734
Sale of Products and Services [Member] | Overhaul and Coating of Jet Engine Components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	9,209	1,905
Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Intersegment Revenues [Member] | Oem Of Heat Transfer Solutions And Aviation Accessories [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	4,740	3,840	5,314
Intersegment Revenues [Member] | MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	989	475	229
Intersegment Revenues [Member] | MRO Services for Aviation Components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Intersegment Revenues [Member] | Overhaul and Coating of Jet Engine Components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Intersegment Elimination [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	(5,729)	(4,315)	(5,543)
Cost of revenues	(5,744)	(4,445)	(5,330)
Gross profit	15	130	(213)
Research and development
Selling and marketing
General and administrative
Other expenses (income)
Operating income	15	130	(213)
Intersegment Elimination [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Intersegment Elimination [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ (5,729)	$ (4,315)	$ (5,543)